Document and Entity Information	12 Months Ended
Jan. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	CORAL GOLD RESOURCES, LTD.
Entity Central Index Key	0000813639
Document Type	20-F
Document Period End Date	Jan. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	48,850,337
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	false
Entity Shell Company	false